Annual Fund Operating Expenses - American Funds International Vantage Fund - Class R-6	Jan. 13, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.54%
Net Expenses (as a percentage of Assets)	0.54%